UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-5108

Strong Short-Term Bond Fund, Inc., on behalf of the
Strong Short-Term Bond Fund
(Exact name of registrant as specified in charter)

P.O. Box 2936 Milwaukee, WI 53201
(Address of principal executive offices) (Zip code)

Gilbert L. Southwell III, Strong Capital Management, Inc.
P.O. Box 2936
Milwaukee, WI 53201
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  October 31, 2004

Date of reporting period:  July 31, 2004


Item 1.   Schedule of Investments

Strong Short-Term Bond Fund
July 31, 2004 (Unaudited)                                                          Shares or
                                                                                   Principal
                                                                                     Amount               Value
-------------------------------------------------------------------------------------------------------------------
Corporate Bonds 44.7%
Allied Waste North America, Inc. Senior Notes, Series B, 7.625%, Due
1/01/06                                                                          $  3,000,000        $   3,142,500
Altria Group, Inc. Notes, 7.20%, Due 2/01/07 (d)                                    2,000,000            2,124,048
Ametek, Inc. Senior Notes, 7.20%, Due 7/15/08                                       2,000,000            2,184,482
Ball Corporation Senior Notes, 7.75%, Due 8/01/06 (b)                               1,200,000            1,284,000
Bank of America Corporation Senior Notes, 5.25%, Due 2/01/07 (d)                    5,885,000            6,156,316
Bank One Texas North America Subordinated Notes, Tranche #SB1, 6.25%,
Due 2/15/08                                                                        10,550,000           11,333,833
Bausch & Lomb, Inc. Senior Notes, 6.95%, Due 11/15/07                               2,300,000            2,464,252
Beaver Valley Funding Corporation Debentures, 8.625%, Due 6/01/07                   2,101,000            2,207,958
British Sky Broadcasting, Ltd. Yankee Notes, 7.30%, Due 10/15/06                    3,250,000            3,507,549
Burlington Northern Santa Fe Corporation Notes, 6.375%, Due 12/15/05                2,985,000            3,122,202
Cendant Corporation Senior Notes, 6.25%, Due 1/15/08                                2,375,000            2,550,163
Citizens Communications Company Senior Notes, 8.50%, Due 5/15/06                    2,500,000            2,672,230
Clear Channel Communications, Inc. Senior Notes:
  6.00%, Due 11/01/06                                                               1,800,000            1,891,843
  8.00%, Due 11/01/08                                                               2,485,000            2,805,031
Comcast Corporation Senior Subordinated Notes, 10.50%, Due 6/15/06                  3,425,000            3,846,587
Consumers Energy Company First Mortgage Notes, 6.25%, Due 9/15/06                   2,700,000            2,837,673
Cox Communications, Inc. Notes, 7.75%, Due 8/15/06                                  3,230,000            3,509,385
Credit Suisse First Boston USA, Inc. Notes, 4.625%, Due 1/15/08                     3,500,000            3,582,614
Custom Repackaged Asset Vehicle Trusts - Wal-Mart Credit-Linked Trust
Certificates, Series 1996-401, 7.35%, Due 7/17/06 (Acquired 10/16/96;
Cost $1,312,235) (b) (e)                                                            1,316,289            1,394,505
Custom Repackaged Asset Vehicle Trusts - Walt Disney Credit-Linked Trust
Certificates, Series 1996-403, 7.20%, Due 1/10/07 (Acquired 12/18/96;
Cost $1,483,485) (b) (e)                                                            1,484,464            1,561,412
DaimlerChrysler North America Holding Corporation Notes, 4.75%, Due
1/15/08                                                                             6,500,000            6,615,557
Deutsche Telekom International Finance BV Yankee Notes, 3.875%, Due
7/22/08 (d)                                                                         2,950,000            2,923,125
Encana Corporation Yankee Notes, 4.60%, Due 8/15/09                                 2,490,000            2,508,197
European Investment Bank Yankee Notes, 3.00%, Due 6/16/08 (d)                       4,990,000            4,904,950
Ford Motor Credit Company Notes, 6.50%, Due 1/25/07                                 2,000,000            2,110,424
Fresenius Medical Care Capital Trust II Units, 7.875%, Due 2/01/08                  2,000,000            2,120,000
GTE Hawaiian Telephone Debentures, Series A, 7.00%, Due 2/01/06                     3,000,000            3,080,124
General Electric Capital Corporation Notes, 3.50%, Due 5/01/08                     12,000,000           11,878,716
General Mills, Inc. Notes, 3.875%, Due 11/30/07 (d)                                 4,700,000            4,708,935
General Motors Acceptance Corporation Notes, 5.625%, Due 5/15/09                    4,400,000            4,415,479
Georgia-Pacific Corporation Senior Notes, 7.50%, Due 5/15/06                        2,000,000            2,125,000
HCA, Inc. Notes, 7.125%, Due 6/01/06                                                2,650,000            2,801,797
Harrahs Operating, Inc. Guaranteed Senior Subordinated Notes, 7.875%,
Due 12/15/05                                                                        2,750,000            2,911,563
Hertz Corporation Senior Notes, 4.70%, Due 10/02/06                                 4,750,000            4,827,387
Highwoods Realty LP Notes, 7.00%, Due 12/01/06                                      2,000,000            2,114,568
Household International, Inc. Senior Notes, 8.875%, Due 2/15/06                     2,365,000            2,569,220
Huntington Capital I Variable Rate Capital Income Securities, 1.87%, Due
2/01/27                                                                             5,000,000            4,755,730
Intelsat, Ltd. Senior Notes, 5.25%, Due 11/01/08                                    2,590,000            2,483,844
Kansas Gas and Electric Company First Mortgage Notes, 6.50%, Due 8/01/05            3,185,000            3,307,702
Lennar Corporation Senior Notes, Series B, 9.95%, Due 5/01/10                       2,145,000            2,386,276
Liberty Media Corporation Senior Notes, 3.50%, Due 9/25/06                          4,850,000            4,834,296
Lilly Del Mar, Inc. Floating Rate Capital Securities, 2.38%, Due 8/05/29
(b)                                                                                10,500,000           10,499,864
MGM Mirage, Inc. Notes, 6.75%, Due 2/01/08                                          2,000,000            2,075,000
Media General, Inc. Notes, 6.95%, Due 9/01/06                                       2,000,000            2,098,204
NiSource Finance Corporation Notes, 7.625%, Due 11/15/05                            2,390,000            2,529,093
Port Arthur Financial Corporation Guaranteed Senior Secured Notes,
Series A, 12.50%, Due 1/15/09                                                         824,000              964,080
Principal Life Global Funding I Medium-Term Notes (b):
  Tranche #12, 5.125%, Due 6/28/07                                                  5,000,000            5,225,555
  Tranche #25, 2.80%, Due 6/26/08                                                   5,000,000            4,796,465
Protective Life United States Trust Agreement-Backed Notes, 5.875%, Due
8/15/06 (b)                                                                         7,000,000            7,390,243
Raytheon Company Notes, 6.75%, Due 8/15/07                                          6,600,000            7,175,764
Ryland Group, Inc. Senior Notes, 9.75%, Due 9/01/10                                 1,637,000            1,827,301
Safeway, Inc. Notes, 6.15%, Due 3/01/06 (d)                                         4,000,000            4,188,252
Southern California Edison Company First Mortgage Notes, 8.00%, Due
2/15/07                                                                             2,250,000            2,490,478
Sovereign Bancorp Senior Notes, 10.50%, Due 11/15/06                                2,750,000            3,147,185
Sprint Capital Corporation Notes, 6.125%, Due 11/15/08 (d)                          5,000,000            5,301,565
Star Capital Trust I Floating Rate Securities, 2.285%, Due 6/15/27                  5,000,000            4,977,360
TCI Communications, Inc. Notes, 6.875%, Due 2/15/06 (d)                             2,399,000            2,532,423
Telus Corporation Yankee Notes, 7.50%, Due 6/01/07                                  2,750,000            3,003,630
Time Warner Entertainment Company LP Senior Debentures, 7.25%, Due
9/01/08 (d)                                                                         5,100,000            5,633,409
Tricon Global Restaurants, Inc. Senior Notes, 7.65%, Due 5/15/08                    2,500,000            2,806,635
Triumph Capital CBO I, Ltd./Triumph Capital CBO I, Inc. Senior Secured
Floating Rate Notes, Class A-2, 2.56%, Due 6/15/11 (Acquired 4/15/99;
Cost $11,150,742) (b) (e)                                                          11,150,742           11,219,030
Univision Communications, Inc. Senior Notes, 2.875%, Due 10/15/06                   2,390,000            2,363,270
Valero Energy Corporation Notes, 7.375%, Due 3/15/06                                5,500,000            5,873,478
Verizon Global Funding Corporation Notes, 4.00%, Due 1/15/08                        6,205,000            6,243,440
Wal-Mart Stores, Inc. Notes, 3.375%, Due 10/01/08                                  10,485,000           10,262,498
Washington Mutual Inc. Senior Notes, 5.625%, Due 1/15/07 (d)                        4,810,000            5,053,271
Waste Management, Inc. Senior Notes, 6.50%, Due 11/15/08                            3,470,000            3,767,407
-------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $264,329,395)                                                              268,006,373
-------------------------------------------------------------------------------------------------------------------
Non-Agency Mortgage & Asset-Backed Securities 26.3%
Asset Securitization Corporation Commercial Mortgage Pass-Thru
Certificates, Series 1995-MD4, Class A-1, 7.10%, Due 8/13/29                        7,994,954            8,372,985
Bank of America Commercial Mortgage, Inc. Interest Only Asset-Backed
Certificates, Series 2001-PB1, Class XP, 1.7729%, Due 5/11/35 (b)                  37,000,000            3,136,002
Bank of America Mortgage Securities, Inc. Variable Rate Pass-Thru
Certificates:
  Series 2002-E, Class A-1, 6.4564%, Due 6/20/31                                      582,052              592,692
  Series 2002-K, Class 3A-1, 7.6033%, Due 10/20/32                                  1,120,851            1,149,398
Bank One Issuance Trust Floating Rate Notes, Series 2004-B1, Class B1,
1.8338%, Due 3/15/12                                                                3,600,000            3,600,000
Bear Stearns Structured Products, Inc. Principal Only Notes, Series
2003-2, Class A, Zero %, Due 6/25/29 (Acquired 7/11/03; Cost $1,225,911)
(b) (e)                                                                             1,304,161            1,200,439
COMM Floating Rate Commercial Mortgage Pass-Thru Certificates, Series
2000-FL2, Class B, 1.73%, Due 4/15/11 (b)                                           1,833,333            1,835,357
CWMBS, Inc. Variable Rate Mortgage Pass-Thru Certificates, Series
2001-HYB1, Class 2A1, 4.4521%, Due 6/19/31                                          2,625,273            2,681,060
Chase Funding Trust Variable Rate Mortgage Loan Asset-Backed
Certificates, Series 2003-5, Class IIM-1, 2.05%, Due 5/25/33                        2,000,000            2,006,360
Collateralized Mortgage Obligation Trust 47, Class E, Principal Only,
Zero %, Due 9/01/18                                                                   560,536              559,308
Commercial Resecuritization Trust Floating Rate Bonds, Series 2001-ABC2,
Class A2, 2.57%, Due 2/21/13 (Acquired 2/23/01; Cost $13,000,000) (b) (e)          13,000,000           12,967,500
ContiMortgage Home Equity Loan Trust Interest Only Senior Strip
Certificates, Series 1996-2, Class IO, 0.5363%, Due 7/15/27 (e)                    12,301,074                1,922
ContiSecurities Residual Corporation ContiMortgage Net Interest Margin
Notes, Series 1997-A, 7.23%, Due 7/16/28 (e)                                        2,498,271                  390
Credit Suisse First Boston Mortgage Securities Corporation Commercial
Mortgage Pass-Thru Certificates, Series 1997-C2, Class A-2, 6.52%, Due
1/17/35                                                                             3,435,816            3,495,213
Credit Suisse First Boston Mortgage Securities Corporation Interest Only
Variable Rate Mortgage Pass-Thru Certificates, Series 2001-CK6, Class
ACP, 0.9332%, Due 12/15/08                                                         43,014,000            1,742,497
Credit Suisse First Boston Mortgage Securities Corporation Variable Rate
Mortgage Pass-Thru Certificates:
  Series 2002-AR17, Class 2-A-1, 5.4749%, Due 12/19/39                              1,098,235            1,100,980
  Series 2003-6, Class M1, 2.15%, Due 2/25/34                                       3,000,000            3,010,317
DLJ Commercial Mortgage Corporation Pass-Thru Certificates, Series
2000-CF1, Class A1A, 7.45%, Due 6/10/33                                             3,457,364            3,635,763
Drexel Burnham Lambert Collateralized Mortgage Obligation Trust, Series
T, Class T-4, 8.45%, Due 9/20/19                                                    1,343,544            1,354,956
Eastman Hill Funding 1, Ltd. Interest Only Bonds, Series 1A, Class A2,
0.834%, Due 9/29/31 (e)                                                            66,213,684            2,383,693
Equifirst Mortgage Loan Trust Variable Rate Asset-Backed Certificates,
Series 2003-2, Class III-A3, 2.47%, Due 9/25/33                                     8,624,926            8,611,450
Fleet Commercial Loan Master LLC Variable Rate Asset-Backed Notes,
Series 2000-1A, Class B2, 1.83%, Due 11/16/07 (b)                                   3,000,000            3,002,460
GE Capital Commercial Mortgage Corporation Interest Only Variable Rate
Pass-Thru Certificates:
  Series 2001-1, Class X-2, 0.9536%, Due 5/15/33 (b)                              100,000,000            3,311,000
  Series 2001-2, Class X-2, 1.2539%, Due 8/11/33 (b)                               75,000,000            3,187,500
GMAC Commercial Mortgage Securities, Inc. Interest Only Floating Rate
Mortgage Pass-Thru Certificates, Series 2001-C2, Class X-2, 0.9344%, Due
4/15/34 (b)                                                                        67,720,000            1,971,601
GMAC Commercial Mortgage Securities, Inc. Pass-Thru Certificates, Series
2000-C2, Class A1, 7.273%, Due 8/16/33                                              7,213,632            7,719,732
GMBS, Inc. Countrywide Funding Certificates, Series 1990-1, Class Z,
9.25%, Due 1/28/20                                                                    214,157              214,011
GS Mortgage Securities Corporation Variable Rate Mortgage Participation
Securities, Series 1998-1, Class A, 8.00%, Due 9/20/27 (b)                          2,061,501            2,230,799
GS Mortgage Securities Corporation Variable Rate Pass-Thru Certificates,
Series 2004-4, Class 2A2, 5.216%, Due 4/25/32                                       3,022,979            3,070,267
Golden National Mortgage Asset-Backed Certificates, Series 1998-GNI,
Class M-2, 8.02%, Due 2/25/27 (e)                                                     892,050              891,390
Green Tree Home Equity Loan Trust Pass-Thru Certificates, Series 1999-C,
Class M1, 7.77%, Due 7/15/30                                                        2,683,524            2,739,467
Green Tree Home Improvement Loan Trust Home Equity Loan Certificates,
Series 1998-E, Class M-2, 7.27%, Due 6/15/28                                        6,500,000            6,618,767
Greenwich Capital Commercial Funding Corporation Mortgage Pass-Thru
Certificates, Series 2004-GG1, Class A-2, 3.835%, Due 6/10/36                       5,500,000            5,482,813
JP Morgan Chase Commercial Mortgage Securities Corporation Interest Only
Mortgage Pass-Thru Certificates, Series 2001-CIB2, Class X2, 0.9964%,
Due 4/15/35 (b)                                                                   125,000,000            4,599,588
Morgan Stanley Capital I, Inc. Interest Only Variable Rate Commercial
Mortgage Pass-Thru Certificates, Series 1999-WF1, Class X, 0.9827%, Due
11/15/31 (b)                                                                       79,770,626            2,304,079
Prudential Home Mortgage Securities Company Mortgage Pass-Thru
Certificates, Series 1992-21, Class B-2, 7.50%, Due 8/25/07 (e)                       217,922              217,923
Railcar Leasing LLC Senior Secured Notes, Series 1, Class A-1, 6.75%,
Due 7/15/06 (b)                                                                     7,572,504            7,898,462
Residential Asset Mortgage Products, Inc. Interest Only Pass-Thru
Certificates, Series 2003-RZ2, Class A-IO, 5.75%, Due 9/25/05                      14,803,150              633,760
Residential Finance LP / Residential Finance De Corporation Variable
Rate Real Estate Certificates, Series 2003-C, Class B-3, 2.7631%, Due
9/10/35 (b)                                                                         5,933,654            6,037,493
Rural Housing Trust 1987-1 Senior Mortgage Pass-Thru Subordinated
Certificates, Class 3B, 7.33%, Due 4/01/26                                          2,368,444            2,379,909
Salomon Brothers Mortgage Securities VI, Inc. Stripped Coupon Mortgage
Pass-Thru Certificates, Series 1987-3, Class A, Principal Only, Zero %,
Due 10/23/17                                                                          313,685              290,581
Structured Asset Investment Loan Trust Variable Rate Mortgage Pass-Thru
Certificates, Series 2003-BC3, Class M1, 2.40%, Due 4/25/33                         3,500,000            3,524,062
Structured Asset Securities Corporation Floating Rate Mortgage Pass-Thru
Certificates:
  Series 1998-RF2, Class A, 8.5004%, Due 7/15/27 (b)                                7,279,320            7,884,413
  Series 2002-8A, Class 3-A, 5.8104%, Due 5/25/32                                   1,373,279            1,385,879
Structured Asset Securities Corporation Variable Rate Interest Only
Mortgage Pass-Thru Certificates, Series 2004-4XS, Class A-IO, 3.9134%,
Due 1/25/06                                                                        41,963,183            1,057,275
Structured Asset Securities Corporation Variable Rate Mortgage Pass-Thru
Certificates:
  Series 2003-1, Class M1, 2.13%, Due 10/25/33                                      5,000,000            4,995,508
  Series 2003-BC 10, Class M1, 2.20%, Due 10/25/33                                  4,000,000            4,017,031
Structured Mortgage Asset Residential Trust Pass-Thru Certificates,
Series 1992-5, Class BO, Principal Only, Zero %, Due 6/25/23 (e)                       24,831               23,200
Washington Mutual Mortgage Securities Corporation Mortgage Pass-Thru
Certificates:
  Series 2002-AR10, Class A6, 4.816%, Due 10/25/32                                  2,305,509            2,328,692
  Series 2002-AR15, Class A5, 4.38%, Due 12/25/32                                   2,123,579            2,136,149
Wilshire Funding Corporation Adjustable Rate Mortgage-Backed
Certificates (e):
  Series 1996-3, Class M2, 6.3096%, Due 8/25/32                                       965,463              967,876
  Series 1996-3, Class M3, 6.3096%, Due 8/25/32                                       965,463              967,876
-------------------------------------------------------------------------------------------------------------------
Total Non-Agency Mortgage & Asset-Backed Securities (Cost $156,705,755)                                157,527,845
-------------------------------------------------------------------------------------------------------------------
United States Government & Agency Issues 15.7%
FHLMC Adjustable Rate Guaranteed Mortgage Participation Certificates,
Series T-59, Class 2A1, 4.1867%, Due 10/25/43                                       5,335,195            5,447,432
FHLMC Adjustable Rate Participation Certificates:
  Pool #789272, 5.684%, Due 4/01/32                                                 1,840,979            1,889,577
  Pool #865496, 5.762%, Due 5/01/26                                                   842,959              863,736
FHLMC Guaranteed Mortgage Participation Certificates, 9.50%, Due 2/25/42            2,528,755            2,812,055
FHLMC Participation Certificates:
  7.50%, Due 12/01/11                                                               2,766,195            2,934,381
  8.50%, Due 9/01/17                                                                1,201,609            1,326,422
  9.00%, Due 5/01/06 thru 10/01/19                                                  4,251,794            4,802,476
  9.50%, Due 3/01/11 thru 12/01/22                                                  2,241,754            2,523,715
  10.25%, Due 7/01/09                                                                  75,446               82,351
  10.50%, Due 1/01/16 thru 7/01/19                                                  1,398,239            1,609,667
  10.75%, Due 9/01/09 thru 11/01/10                                                    57,217               63,036
  11.25%, Due 11/01/09                                                                 57,517               64,459
FHLMC Participation Certificates, Series 2198, Class SC, 9.00%, Due
6/15/28                                                                               722,100              768,042
FNMA Adjustable Rate Guaranteed Mortgage Pass-Thru Certificates, Pool
#545460, 5.802%, Due 11/01/31                                                       1,642,452            1,692,235
FNMA Adjustable Rate Guaranteed Real Estate Mortgage Investment Conduit
Trust Participation Certificates:
  Series 2003-W6, Class 6A, 4.4973%, Due 8/25/42                                    7,677,584            7,888,718
  Series 2003-W11, Class A1, 6.9453%, Due 6/25/33                                   3,762,980            3,877,192
FNMA Grantor Trust Pass-Thru Certificates, 9.50%, Due 5/25/42                       4,622,950            5,170,481
FNMA Guaranteed Mortgage Pass-Thru Certificates:
  6.00%, Due 3/01/33                                                                4,891,487            5,044,346
  6.50%, Due 8/01/31                                                                4,686,410            4,926,589
  8.00%, Due 3/01/13 thru 9/01/23                                                   7,607,994            8,213,557
  8.50%, Due 11/01/12 thru 2/01/23                                                  3,352,447            3,662,289
  9.00%, Due 11/01/24                                                                 639,932              725,652
  9.50%, Due 2/15/11                                                                1,227,728            1,356,441
  11.00%, Due 10/15/20                                                              4,516,414            5,166,634
  12.00%, Due 3/01/17                                                                 738,931              862,444
FNMA Guaranteed Real Estate Mortgage Investment Conduit Interest Only
Adjustable Rate Pass-Thru Certificates, Series 1995-G2, Class IO,
10.00%, Due 5/25/20 (e)                                                             1,394,505              353,945
FNMA Guaranteed Real Estate Mortgage Investment Conduit Pass-Thru
Certificates:
  9.40%, Due 10/25/19                                                               1,144,884            1,252,962
  10.00%, Due 6/25/19                                                               1,449,879            1,610,744
FNMA Notes:
  3.50%, Due 12/22/06 thru 1/28/08 (d)                                              3,895,000            3,904,453
  4.375%, Due 10/15/06                                                                225,000              231,685
FNMA Stripped Mortgage-Backed Interest Only Securities, Series 1993-M1,
Class N, 0.84%, Due 4/25/20 (e)                                                       817,388                  255
FNMA Stripped Mortgage-Backed Securities, Series 107, Class 1, Principal
Only, Zero %, Due 10/25/06                                                             61,564               59,450
GNMA Guaranteed Pass-Thru Certificates:
  7.50%, Due 12/15/07 thru 2/15/13                                                  5,329,285            5,674,069
  8.00%, Due 12/15/08                                                                 206,591              217,646
  8.50%, Due 5/15/10                                                                  175,213              183,544
  9.00%, Due 11/15/24                                                                 253,947              286,148
  9.75%, Due 9/15/05 thru 11/15/05                                                    150,444              155,536
  10.00%, Due 2/20/18                                                                  54,603               62,484
  12.50%, Due 4/15/19                                                               4,818,709            5,727,000
Small Business Administration Guaranteed Loan Interest Only Variable
Rate Certificates, Group #0190, 3.1109%, Due 7/30/18 (e)                            3,334,541               94,826
USGI Federal Housing Authority Variable Rate Insured Project Loan, Pool
Banco 85, 7.44%, Due 11/24/19                                                         480,661              481,112
-------------------------------------------------------------------------------------------------------------------
Total United States Government & Agency Issues (Cost $92,145,732)                                       94,069,786
-------------------------------------------------------------------------------------------------------------------
Variable Rate Municipal Bonds 0.9%
California Statewide Communities Development Authority Certificates of
Participation - Eskaton Properties, Inc. Project, 3.823%, Due 5/15/29               4,700,000            4,700,000
Santa Cruz County, Arizona Industrial Development Authority Industrial
Development Revenue - Citizens Utility Company Project, 4.75%, Due
8/01/20 (Putable at $100 on 8/01/07)                                                  750,000              755,625
-------------------------------------------------------------------------------------------------------------------
Total Variable Rate Municipal Bonds (Cost $5,450,423)                                                    5,455,625
-------------------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 15.3%
Collateral Received For Securities Lending 3.4%
Navigator Prime Portfolio                                                          20,645,732           20,645,732

Corporate Bonds 3.9%
ABN AMRO Bank NV Subordinated Notes, 7.25%, Due 5/31/05                           $   565,000              586,788
Bergen Brunswig Corporation Senior Notes, 7.25%, Due 6/01/05                        2,500,000            2,587,500
D.R. Horton, Inc. Senior Notes, 10.50%, Due 4/01/05                                   600,000              631,500
Dominion Resources, Inc. Senior Notes, Series B, 7.625%, Due 7/15/05 (d)            5,285,000            5,540,604
Midland Funding Corporation II Lease Obligation Bonds, Series A, 11.75%,
Due 7/23/05 (Acquired 7/27/04; Cost $2,593,344) (b) (e)                             2,409,052            2,582,581
Nabisco, Inc. Notes, 6.85%, Due 6/15/05                                             3,800,000            3,923,454
Northern Trust Company Medium-Term Bank Notes, Tranche #47, 7.50%, Due
2/11/05                                                                             3,000,000            3,084,186
Transocean Sedco Forex Corporation Notes, 6.75%, Due 4/15/05                        4,500,000            4,610,065
                                                                                             ----------------------
Total Corporate Bonds                                                                                   23,546,678

Non-Agency Mortgage & Asset-Backed Securities 0.3%
Residential Asset Mortgage Products, Inc. Interest Only Asset-Backed
Pass-Thru Certificates:
  Series 2002-RS5, Class A-I-IO, 4.00%, Due 2/25/05                                17,829,408              286,519
  Series 2002-RS6, Class A-I-IO, 2.00%, Due 4/25/05                                43,838,761              437,511
  Series 2002-RS7, Class A-IO, 2.00%, Due 5/25/05                                  39,932,432              433,666
  Series 2002-RZ4, Class A-IO, 5.75%, Due 4/25/05                                  14,554,899              450,292
Structured Asset Investment Loan Trust, Interest Only Mortgage Pass-Thru
Certificates, Series 2003-BC1, Class A, 6.00%, Due 2/25/05                         15,909,047              325,017
                                                                                             ----------------------
Total Non-Agency Mortgage & Asset-Backed Securities
                                                                                                         1,933,005

Repurchase Agreements 7.6%
ABN AMRO Inc. (Dated 7/30/04), 1.35%, Due 8/02/04 (Repurchase proceeds
$42,704,804); Collateralized by: United States Government & Agency
Issues                                                                             42,700,000           42,700,000
State Street Bank (Dated 7/30/04), 0.85%, Due 8/02/04 (Repurchase
proceeds $3,039,715); Collateralized by: United States Government &
Agency Issues                                                                       3,039,500            3,039,500
                                                                                             ----------------------
Total Repurchase Agreements                                                                             45,739,500

United States Government Issues 0.1%
United States Treasury Bills, Due 9/02/04 thru 9/30/04 (c)                            200,000              199,675
-------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $91,658,540)                                                         92,064,590
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $610,289,845) 102.9%                                             617,124,219
Other Assets and Liabilities, Net (2.9)%                                                               (17,206,114)
-------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                               $      599,918,105
===================================================================================================================

FUTURES
-----------------------------------------------------------------------------------------------------
                                           Expiration Date      Underlying Face      Unrealized
                                                                Amount at Value      Appreciation/
                                                                                    (Depreciation)
-----------------------------------------------------------------------------------------------------
Purchased:
249 Five-Year U.S. Treasury Notes             9/04               $  27,265,500        $  372,442

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a maturity of less than one year and investments in money market funds.
(b) Restricted security.
(c) All or a portion of security is pledged as collateral to cover margin requirements on open futures contracts.
(d) All or a portion of security is on loan.
(e) Illiquid security.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strong Short-Term Bond Fund, Inc., on behalf of the Strong Short-Term Bond Fund


By:      /s/ Gilbert L. Southwell III
         Gilbert L. Southwell III, Vice President and Secretary

Date:    September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Thomas M. Zoeller
         Thomas M. Zoeller, Principal Executive Officer

Date:    September 29, 2004


By:      /s/ John W. Widmer
         John W. Widmer, Treasurer (Principal Financial Officer)

Date:    September 29, 2004